LEASE	12 Months Ended
Dec. 31, 2021
LEASE
LEASE

5.   LEASE

The following table presents balances reported in the consolidated balance sheets related to the Group’s leases:

	As of December 31,
	2020	2021

	(HK$ in thousands)

Operating lease right-of-use assets	208,863	243,859
Operating lease liabilities	222,231	260,579

The following table presents operating lease cost reported in the consolidated statements of comprehensive income related to the Group’s leases:

	Year ended December 31,
	2019	2020	2021

	(HK$ in thousands)

Operating lease cost	64,756	64,594	106,459

The following table reconciles the undiscounted cash flows of the Group’s leases as of December 31, 2021 to the present value of its operating lease payments:

December 31, 2021
(HK$ in thousands)

2022	102,767
2023	96,326
2024	38,306
2025	30,688
2026 and thereafter	7,455
Total undiscounted operating lease payments	275,542
Less: imputed interest	(14,963)
Present value of operating lease liabilities	260,579